Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST INCOME
Interest and fees on loans	$ 52,151	$ 46,596	$ 41,854
Interest on investment securities:
Taxable	4,114	3,257	3,463
Nontaxable	597	657	521
Federal funds sold, other interest-bearing deposits, and certificates of deposit in other banks	699	267	80
Dividends on other investments	218	158	92
Total interest income	57,779	50,935	46,010
Interest on deposits:
Savings, interest checking and money market	5,433	2,329	1,159
Time deposits	3,404	2,224	1,907
Total interest expense on deposits	8,837	4,553	3,066
Interest on federal funds purchased and securities sold under agreements to repurchase	603	113	64
Interest on Federal Home Loan Bank advances	1,517	1,590	1,038
Interest on subordinated notes	2,229	1,751	1,495
Total interest expense on borrowings	4,349	3,454	2,597
Total interest expense	13,186	8,007	5,663
Net interest income	44,593	42,928	40,347
Provision for loan losses	1,475	1,765	1,425
Net interest income after provision for loan losses	43,118	41,163	38,922
NON-INTEREST INCOME
Gain on sale of mortgage loans, net	721	770	851
Other	170	252	240
Total non-interest income	9,341	8,950	8,315
Investment securities gain, net	255	5	602
NON-INTEREST EXPENSE
Salaries and employee benefits	23,104	21,719	20,802
Occupancy expense, net	2,957	2,782	2,751
Furniture and equipment expense	3,001	2,683	1,783
Processing, network, and bank card expense	3,484	3,643	3,309
Legal, examination, and professional fees	1,223	1,308	1,301
FDIC insurance assessment	612	478	567
Advertising and promotion	1,233	1,255	1,083
Postage, printing, and supplies	996	925	1,018
Other	3,722	4,009	4,193
Total non-interest expense	40,332	38,802	36,807
Income before income taxes	12,382	11,316	11,032
Income tax expense	1,668	7,902	3,750
Net income	$ 10,714	$ 3,414	$ 7,282
Basic earnings per share (in dollars per share)	$ 1.78	$ 0.56	$ 1.19
Diluted earnings per share (in dollars per share)	$ 1.78	$ 0.56	$ 1.19
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 3,736	$ 3,437	$ 3,400
Bank card income and fees
NON-INTEREST INCOME
Income from fees	2,754	2,614	2,547
Trust department income
NON-INTEREST INCOME
Income from fees	1,166	1,137	952
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees	$ 794	$ 740	$ 325